17. FINANCIAL INSTRUMENTS (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash flows hedges | Swap
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	$ 2,217,902	$ 1,441,388
Derivative asset, non-current	7,719,608	5,553,687
Derivative liability, current	797,783	571,738
Derivative liability, non-current	2,928,173	0
Cash flows hedges | Forward
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	2,951,253	0
Derivative asset, non-current	14,103,214	11,772,937
Derivative liability, current	25,240	483,194
Derivative liability, non-current	202,169	735,158
Net investment hedges | Swap
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	0	0
Derivative asset, non-current	3,768,816	976,672
Derivative liability, current	2,347,813	3,237,893
Derivative liability, non-current	0	3,237,893
Net investment hedges | Forward
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	936,437	342,003
Derivative asset, non-current	0	0
Derivative liability, current	16,969	513,685
Derivative liability, non-current	0	0
Fair value hedges | Forward
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	1,726,743	843,420
Derivative asset, non-current	0	0
Derivative liability, current	69,404	824,027
Derivative liability, non-current	0	0
Exchange rate hedges
Disclosure of detailed information about financial instruments [line items]
Derivative asset, current	7,832,335	2,626,811
Derivative asset, non-current	25,591,638	18,303,296
Derivative liability, current	3,257,209	5,630,537
Derivative liability, non-current	$ 3,130,342	$ 3,973,051